Derivative Liability (Details Narrative) 10Q - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative liability	$ 673,376		$ 673,376		$ 1,250,581
Derivative liability from issuance of convertible debt and warrant			301,739
Gain on derivative liability			1,718,816
Change in fair value of derivative liability	(340,851)		839,872		(5,900)
Fair value of the derivative liability	$ 673,376		$ 673,376		$ 1,250,581